Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
. In accordance with rules adopted by the SEC pursuant to Dodd-Frank, the Company is providing the following disclosure regarding total compensation and “compensation actually paid” (“CAP”) to the Company’s chief executive officer (the “CEO”) and other named executive officers (“NEOs”) for the fiscal years ended December 31, 2023 and 2024, and the cumulative shareholder return on the Company’s common stock (“TSR”) and net income over the same period. Please review the entire Executive Compensation section for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

The Pay versus Performance table below summarizes the compensation values both previously reported in the Summary Compensation Table included in this Proxy Statement, as well as the adjusted values required in this section for the 2023 and 2024 calendar years.

Year	Summary Compensation Table Total for G. William Beale (1) $	Summary Compensation Table Total for Brian K. Plum (2) $	Compensation Actually Paid to G. William Beale (1) $	Compensation Actually Paid to Brian K. Plum (2) $	Average Summary Compensation Table Total for Non-CEO NEOs $		Average Compensation Actually Paid to Non-CEO NEOs $		Value of Initial Fixed $100 Investment Based on Shareholder Return (5) $	Net Income (in millions) $
2024	1,418,683	N/A	1,761,884	N/A	496,426	(4)	681,489	(4)	26.36	-15.4
2023	981,279	374,639	627,219	233,200	555,882	(3)	435,183	(3)	24.81	-51.8

(1)	Mr. Beale joined the Bank as its CEO in May 2023 and has served as CEO of the Company since July 2023.
(2)	Mr. Plum served as CEO from December 2014 until his departure on July 12, 2023.
(3)	The Non-CEO NEOs included for 2023 are: Judy C. Gavant and C. Douglass Riddle.
(4)	The Non-CEO NEOs included for 2024 are: Judy C. Gavant and M. Dean Brown.
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Calculation of Compensation Actually Paid (CAP).
To calculate the amounts in the “Compensation Actually Paid” columns with respect to the Company’s CEO and
Non-CEO
NEOs in the table above according to SEC reporting rules, the following adjustments were made to the compensation as reported under the “Total” column for the years 2024 and 2023 in the Summary Compensation Table included in this Proxy Statement.

	2024		2023
	G. William Beale	Average Non-CEO NEOs	G. William Beale	Brian K. Plum	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,418,683	$496,426	$981,279	$374,639	$555,882

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(208,115)	$—	$(410,242)	$—	$(120,878)
Year-end fair value of unvested awards granted in the current year	$547,793	$184,710	$56,182	$—	$24,401
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,523	$1,237	$—	$—	$(19,298)
Fair values at vest data for awards granted and vested in current year	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$—	$(884)	$—	$(42,240)	$(4,923)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$(94,200)	$—
Dividends of dividend equivalents not other included in total compensation	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$343,201	$185,063	$(354,060)	$(141,440)	$(120,698)

Compensation Actually Paid (as calculated)	$1,761,884	$681,489	$627,219	$233,200	$435,183

Named Executive Officers, Footnote
(1)	Mr. Beale joined the Bank as its CEO in May 2023 and has served as CEO of the Company since July 2023.
(2)	Mr. Plum served as CEO from December 2014 until his departure on July 12, 2023.
(3)	The Non-CEO NEOs included for 2023 are: Judy C. Gavant and C. Douglass Riddle.
(4)	The Non-CEO NEOs included for 2024 are: Judy C. Gavant and M. Dean Brown.
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Adjustment To PEO Compensation, Footnote

	2024		2023
	G. William Beale	Average Non-CEO NEOs	G. William Beale	Brian K. Plum	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,418,683	$496,426	$981,279	$374,639	$555,882

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(208,115)	$—	$(410,242)	$—	$(120,878)
Year-end fair value of unvested awards granted in the current year	$547,793	$184,710	$56,182	$—	$24,401
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,523	$1,237	$—	$—	$(19,298)
Fair values at vest data for awards granted and vested in current year	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$—	$(884)	$—	$(42,240)	$(4,923)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$(94,200)	$—
Dividends of dividend equivalents not other included in total compensation	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$343,201	$185,063	$(354,060)	$(141,440)	$(120,698)

Compensation Actually Paid (as calculated)	$1,761,884	$681,489	$627,219	$233,200	$435,183

Non-PEO NEO Average Total Compensation Amount	$ 496,426	$ 555,882
Non-PEO NEO Average Compensation Actually Paid Amount	$ 681,489	435,183
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023
	G. William Beale	Average Non-CEO NEOs	G. William Beale	Brian K. Plum	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,418,683	$496,426	$981,279	$374,639	$555,882

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(208,115)	$—	$(410,242)	$—	$(120,878)
Year-end fair value of unvested awards granted in the current year	$547,793	$184,710	$56,182	$—	$24,401
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,523	$1,237	$—	$—	$(19,298)
Fair values at vest data for awards granted and vested in current year	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$—	$(884)	$—	$(42,240)	$(4,923)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$(94,200)	$—
Dividends of dividend equivalents not other included in total compensation	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$343,201	$185,063	$(354,060)	$(141,440)	$(120,698)

Compensation Actually Paid (as calculated)	$1,761,884	$681,489	$627,219	$233,200	$435,183

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 26.36	24.81
Net Income (Loss)	(15,400,000)	(51,800,000)
Mr.Beale [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,418,683	981,279
PEO Actually Paid Compensation Amount	$ 1,761,884	627,219
PEO Name	Mr. Beale
Mr.Plum [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		374,639
PEO Actually Paid Compensation Amount		$ 233,200
PEO Name		Mr. Plum
PEO | Mr.Beale [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 343,201	$ (354,060)
PEO | Mr.Beale [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(208,115)	(410,242)
PEO | Mr.Beale [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	547,793	56,182
PEO | Mr.Beale [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,523	0
PEO | Mr.Beale [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr.Beale [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr.Beale [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr.Beale [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr.Plum [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(141,440)
PEO | Mr.Plum [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr.Plum [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr.Plum [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr.Plum [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr.Plum [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(42,240)
PEO | Mr.Plum [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(94,200)
PEO | Mr.Plum [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,063	(120,698)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(120,878)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	184,710	24,401
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,237	(19,298)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(884)	(4,923)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0